Subsequent events (Details) SFr / shares in Units, SFr in Millions, $ in Millions				2 Months Ended		3 Months Ended
	Feb. 23, 2023 USD ($)	Jan. 16, 2023 EUR (€)	Jan. 16, 2023 USD ($)	Feb. 23, 2023 CHF (SFr) SFr / shares	Feb. 23, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 01, 2023	Jan. 19, 2023 USD ($)
Scenario Forecast [Member]
Subsequent Event [Line Items]
Income taxes, release from provision						$ (200)
Subsequent event
Subsequent Event [Line Items]
Proceeds from issuance of long term debt		€ 1,235,000,000	$ 1,338
Proposed distribution (in Swiss francs per share) | SFr / shares				SFr 0.84
Subsequent event | ABB E-Mobility [Member]
Subsequent Event [Line Items]
Ownership percentage							81.00%
Subsequent event | ABB E-Mobility [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Private Placement				SFr 325	$ 351
Subsequent event | Commercial paper program
Subsequent Event [Line Items]
Repayments of commercial paper	$ 2,000
Subsequent event | EUR 500 million of 3.25% notes, due 2027 [Member]
Subsequent Event [Line Items]
Debt instrument, face amount | €		€ 500,000,000
Debt nominal interest rate (as a percent)		3.25%
Subsequent event | EUR 750 million of 3.375% notes, due 2031 [Member]
Subsequent Event [Line Items]
Debt instrument, face amount | €		€ 750,000,000
Debt nominal interest rate (as a percent)		3.375%
Subsequent event | Power Conversion Division [Member]
Subsequent Event [Line Items]
Divestment value								$ 505